Senior secured notes (Details Textual) (Senior Secured Notes [Member], CAD) In Millions, unless otherwise specified	12 Months Ended
Sep. 30, 2013
Debt Instrument [Line Items]
Interest rate, stated percentage	11.50%
Debt instrument, maturity date	Jan. 31, 2017
Percentage of notes issued price	94.608%
Debt instrument, interest rate, effective percentage	13.40%
Percentage of debt instrument aggregate principal amount	35.00%
Percentage of debt instrument redemption price	111.50%
Remaining percentage of debt instrument aggregate principal amount	65.00%
Percentage of purchase price in cash of debt instrument	101.00%
Private Placement [Member]
Debt Instrument [Line Items]
Proceeds from issuance of debt	132.5